Related-party Transactions- Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Research and development		$ 114,859	$ 123,037	$ 117,662
Current payables to related parties		2,220	3,797
Key management Personnel Compensation Director	$ 135		135
Research and Development [Member]
IFRS Statement [Line Items]
Research and development		1,800	2,200	2,200
VST [Member]
IFRS Statement [Line Items]
Purchases of goods, related party transactions				$ 522
Current payables to related parties		$ 0	1,597
VST [Member] | Research and Development [Member]
IFRS Statement [Line Items]
Research and development			$ 1,597